COMMITMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS
Concession fees	$ 10,752	$ 12,302	$ 20,976